Contracts And Agreements (Details Narrative 1) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 25, 2014	Sep. 30, 2013	Jul. 31, 2012	Jul. 31, 2010	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Agreements [Line Items]
Contract awarded							$ 239,539	$ 94,900
Revenue from grants					$ 133,318	$ 62,492	$ 509,474	$ 219,832	$ 304,175	$ 366,368
Grant Four [Member]
Agreements [Line Items]
Revenue from grants									271,820	62,492
Phase Two Study [Member] | Grant Four [Member]
Agreements [Line Items]
Contract awarded	$ 15
Phase Two Study [Member] | Grant One [Member]
Agreements [Line Items]
Contract awarded				$ 1,829,000
Revenue from grants										201,355
Phase One And Two Study [Member] | Grant Four [Member]
Agreements [Line Items]
Contract awarded	$ 1,749,000
Phase One Study [Member] | Grant Four [Member]
Agreements [Line Items]
Contract awarded		$ 250,000
Phase One Study [Member] | Grant Two [Member]
Agreements [Line Items]
Revenue from grants									$ 32,355	$ 102,521
Extension period on project			1 year